Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (2,270)	$ (13,041)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	53,966	53,657
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.04)	$ (0.24)
Diluted	$ (0.04)	$ (0.24)